Management of financial risks, financial instruments, and other risks (Details 4) - VAR [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Nu Brazil (i)	$ 433	$ 249
Nu Holdings (ii)	14,528	14,419
Nu México	$ 651	$ 323